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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       March 12, 2002



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  The Alliance Stock Funds:
              Alliance International Premier Growth Fund, Inc.
              (File Nos. 333-41375 and 811-08527)
              Alliance Mid-Cap Growth Fund, Inc.
              (File Nos. 2-10768 and 811-00204)
              Alliance Premier Growth Fund, Inc.
              (File Nos. 33-49530 and 811-06730)
              Alliance Technology Fund, Inc.
              (File Nos. 2-70427 and 811-03131)

Dear Ladies and Gentlemen:

         On behalf of the above-referenced Alliance Stock Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. The post-effective amendments were filed electronically with the Securities and Exchange Commission on March 6, 2002 for Alliance International Premier Growth Fund, Alliance Mid-Cap Growth Fund and Alliance Premier Growth Fund, and on March 11, 2002 for Alliance Technology Fund.

                                       Sincerely,


                                       /s/ Nora L. Sheehan
                                       --------------------------
                                           Nora L. Sheehan






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